File No. 33-_______
                   As filed with the SEC on January 25, 2002

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

            Pre-Effective Amendment No.
            Post-Effective Amendment No.
      (Check appropriate box or boxes)

                             FEDERATED EQUITY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 (412) 288-1900
                        (Area Code and Telephone Number)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
  (Address of Principal Executive Offices -- Number, Street, City, State, Zip
                                     Code)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service -- Number, Street, City, State, Zip Code)

                                    Copy to:

                          Matthew G. Maloney, Esquire
                    Dickstein Shapiro Morin & Oshinsky, LLP
                               2101 L Street, NW
                           Washington, DC 20037-1526
                                 (202) 828-2218

Approximate Date of Proposed Public Offering: As soon as practicable after this
 Registration Statement becomes effective under the Securities Act of 1933, as amended. The public offering of shares of Registrant's series is on-going.

    The Title of Securities Being Registered: Shares of Beneficial Interest.


             It is proposed that this filing will become effective
                   on February 25, 2002 pursuant to Rule 488.


Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; according, no filing fee is due because Registrant is relying on Section 24(f).






                             FEDERATED EQUITY FUNDS

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010

Dear Shareholder,

      Enclosed is a Proxy Statement seeking your approval of a proposed reorganization of Federated Kaufmann Small Cap Fund (the "Small Cap Fund") into Federated Kaufmann Fund (the "Kaufmann Fund" and, together with the Small Cap Fund, the "Funds"). Federated Investment Management Company is the investment adviser for the Federated Equity Funds and will remain the investment adviser of the Kaufmann Fund after the reorganization.

      We are recommending the reorganization of the two Funds because the long-term viability of the Small Cap Fund is in jeopardy due to its shrinking asset base and the current difficult environment. Both Funds have the same investment objectives and the combination of the Funds would provide the Small Cap Fund shareholders with the benefit of the Kaufmann Fund's management capabilities, greater flexibility to respond to the current market environment. Remember, your vote is important. PLEASE TAKE A MOMENT TO SIGN, DATE AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. Information and direction for voting the proxy is included on the next page.

      If you have any questions regarding the shareholder meeting, please feel free to call a Federated Client Service Representative at 1-800-341-7400.

IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

                                    Sincerely,



                                    --------------
                                    John W. McGonigle

                                    Secretary

February 25, 2002


Federated Equity Funds
Federated Kaufmann Small Cap Fund


Proxy Statement and Prospectus - Please Vote!

TIME IS OF THE ESSENCE . . .VOTING ONLY TAKES A FEW MINUTES AND YOUR PARTICIPATION IS IMPORTANT! ACT NOW TO HELP THE FUND AVOID ADDITIONAL EXPENSE.


Federated Equity Funds (the "Trust") will hold a special meeting of shareholders of Federated Kaufmann Small Cap Fund (the "Small Cap Fund") on April 22, 2002. It is important for you to vote on the issue described in this Proxy Statement and Prospectus. We recommend that you read the Proxy Statement and Prospectus in its entirety; the explanations will help you to decide on the issue.

The following is an introduction to the process and the proposal.

Why am I being asked to vote?
Mutual funds are required to obtain shareholders' approval of certain types of changes like the one described in this Proxy Statement and Prospectus. You have a right to vote on such changes.

How do I vote my shares?
You may vote by telephone at 1-800-690-6903 or through the Internet at www.proxyvote.com. You may also vote in person at the special meeting of shareholders or complete and return the enclosed proxy card.

If you:

1. choose to help save Federated Kaufmann Small Cap Fund time and postage costs by voting through the Internet or by telephone, please do not return your proxy card.
2. do not respond at all, we may contact you by telephone to request that you cast your vote.
3. sign and return the proxy card without indicating a preference, your vote will be cast "for" the proposal.

What is the issue?
The proposed Reorganization of Federated Kaufmann Small Cap Fund into Federated Kaufmann Fund.

Why is the Reorganization being proposed?
The Board of Trustees and investment adviser of the Trust believe that the Reorganization is in the best interest of Federated Kaufmann Small Cap Fund and its shareholders.

The Small Cap Fund's performance has suffered in absolute and relative terms throughout the recent bear market in growth stocks. After considering available alternatives, the Adviser has recommended, and the Board of Trustees has approved, the Reorganization of the Small Cap Fund into the Kaufmann Fund. Both Funds have the same investment objective, capital appreciation, and the Kaufmann Fund has substantial management expertise and investment flexibility that has produced a strong long-term performance record. The Adviser and the Board have concluded that the best way to provide improved performance to Small Cap Fund shareholders is through the proposed Reorganization.







How will the Reorganization affect my investment?
o     The investment objective will remain the same.
o The cash value of your investment will not change. You will receive Class A, B, or C shares of Kaufmann Fund with a total dollar value equal to the total dollar value of your Small Cap Fund Class A, B, or C shares.
o     The Reorganization will be a tax-free transaction.

Who do I call with questions about the Combined Proxy Statement and Prospectus? Call your Investment Professional or a Federated Client Service
Representative.  Federated's toll-free number is 1-800-341-7400.


--------------------------------------------------------------------------------
  After careful consideration, the Board of Trustees has unanimously approved
--------------------------------------------------------------------------------
    this proposal. The Board recommends that you read the enclosed materials carefully and vote for the proposal.




                             FEDERATED EQUITY FUNDS

                       Federated Kaufmann Small Cap Fund


                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD April 25, 2002

      TO THE SHAREHOLDERS OF THE FEDERATED KAUFMANN SMALL CAP FUND, A PORTFOLIO OF THE FEDERATED EQUITY FUNDS: A special meeting of the shareholders of the Federated Kaufmann Small Cap Fund (the "Small Cap Fund"), will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (Eastern time), on April 25, 2002, for the following purposes:

      1. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Kaufmann Fund (the "Kaufmann Fund") would acquire all of the assets of the Small Cap Fund in exchange for Class A, B and C shares of the Kaufmann Fund to be distributed pro rata by the Small Cap Fund to holders of its Class A, B and C shares, in complete liquidation and termination of the Small Cap Fund; and

      2. To transact such other business as may properly come before the meeting or any adjournment thereof.

The Board of Trustees has fixed February 25, 2002 as the record date for the determination of the shareholders entitled to vote at the meeting.

                                                By Order of the Board of
                                                Trustees,



                                                ----------------------
                                                John W. McGonigle
                                                Secretary


February 25, 2002


--------------------------------------------------------------------------------
You can help the trust avoid the necessity and expense of sending follow-up letters to ensure a quorum by promptly signing and returning the enclosed proxy card. If you are unable to attend the meeting, please mark, sign, date and return the enclosed proxy card so that the necessary quorum may be represented at the special meeting. The enclosed envelope requires no postage if mailed in the United States.
--------------------------------------------------------------------------------

                                                                     PRELIMINARY



                 Subject to Completion, Dated January 25, 2002

                    COMBINED PROXY STATEMENT AND PROSPECTUS


                               February 25, 2002

                          Acquisition of the assets of

                       FEDERATED KAUFMANN SMALL CAP FUND
                     a portfolio of Federated Equity Funds
                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-245-5000

                        By and in exchange for shares of

                            FEDERATED KAUFMANN FUND
                     a portfolio of Federated Equity Funds
                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-245-5000

      This Combined Proxy Statement and Prospectus describes the proposal for Federated Kaufmann Small Cap Fund (the "Small Cap Fund") to transfer all of its assets to Federated Kaufmann Fund (the "Kaufmann Fund"), in exchange for Shares of the Kaufmann Fund (the "Reorganization"). The Kaufmann Fund shares will be distributed pro-rata by the Small Cap Fund to its shareholders in complete liquidation and dissolution of the Small Cap Fund. As a result of the Reorganization, each owner of Class A, B or C shares of the Small Cap Fund will become the owner of Class A, B or C shares of the Kaufmann Fund having a total net asset value equal to the total net asset value of his or her holdings in the Small Cap Fund on the date of the Reorganization (the "Closing Date").

      The Kaufmann Fund and the Small Cap Fund (collectively referred to as the "Funds") both have an investment objective of capital appreciation. The Small Cap Fund seeks to achieve its investment objective by investing primarily in small capitalization stocks. The Kaufmann Fund seeks to achieve its investment objective by investing in small, middle and large capitalization growth common stocks, debt securities and private equity securities, with a majority of its investments since 1997 being in the small to middle capitalization sectors.

      For a comparison of the investment policies of the Funds, see "Comparison of the Funds -- Comparison of Investment Objectives and Policies." Information concerning Class A, B and C shares of the Kaufmann Fund, as compared to Shares of the Small Cap Fund, is included in this Combined Proxy Statement and Prospectus in the sections entitled "Comparison of the Funds -- Comparative Fee Tables" and "Information About the Reorganization -- Description of Kaufmann Fund Shares and Capitalization."

      This Combined Proxy Statement and Prospectus should be retained for future reference. It sets forth concisely the information about the Funds that a prospective investor should know before investing. This Combined Proxy Statement and Prospectus is accompanied by the Prospectus of the Kaufmann Fund dated December 31, 2001. The Prospectus for the Kaufmann Fund, dated December 31, 2001, a Statement of Additional Information for the Kaufmann Fund, dated December 31, 2001, a Prospectus for the Small Cap Fund, dated December 31, 2001, a Statement of Additional Information for the Small Cap Fund, dated December 31, 2001, and a Statement of Additional Information relating to this Combined Proxy Statement and Prospectus, dated February 25, 2002, have been filed by Federated Equity Funds (the "Trust") with the Securities and Exchange Commission (the "Commission") and are incorporated herein by reference.
Further information about the Kaufmann Fund's performance is contained in the Kaufmann Fund's Annual Report for its fiscal year ended October 31, 2001, and further information about the Small Cap Fund's performance is contained in the Small Cap Fund's Annual Report for its fiscal year ended October 31, 2001, both of which are incorporated herein by reference.

      Federated Equity Funds is required by law to file reports, proxy statements and other information with the Commission. The Commission maintains a website that contains information about the Federated Equity Funds. Any such report, proxy material and other information can be inspected and copied at the public reference facilities of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov, at prescribed rates. You may call the Commission at (202) 942-8090 for information on the operation of the Public Reference Room. In addition, copies of the Prospectus, Statements of Additional Information, Annual Reports and other information about the Kaufmann Fund and Small Cap Fund may be obtained without charge by writing or by calling the Trust at the address and telephone number shown on the previous page.

      Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, nor passed upon the accuracy or adequacy of this combined proxy statement and prospectus. Any representation to the contrary is a criminal offense.

      No person has been authorized to give any information or to make any representations other than those contained in this combined proxy statement and prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds.

      Shares of the Kaufmann Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares of the Kaufmann Fund are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Kaufmann Fund involves investment risks, including possible loss of the principal amount invested.


                               TABLE OF CONTENTS



SUMMARY......................................................................1
-------

REASONS FOR THE PROPOSED REORGANIZATION......................................1
---------------------------------------

COMPARISON OF THE FUNDS......................................................1
-----------------------
   Comparison of Investment Objectives And Policies..........................4
   ------------------------------------------------
   Comparison Of Risks.......................................................6
   -------------------
   Comparative Fee Tables....................................................6
   ----------------------
   Comparison Of Potential Risks And Rewards: Performance Information.......10
   ------------------------------------------------------------------
   Purchases, Redemptions And Exchange Procedures; Dividends And Distributions12
   ---------------------------------------------------------------------------
   Service Fees, Advisory Fees And Expense Ratios...........................12
   ----------------------------------------------

INFORMATION ABOUT THE REORGANIZATION........................................12
------------------------------------
   Description of the Plan of Reorganization................................12
   -----------------------------------------
   Description of Kaufmann Fund Shares and Capitalization...................13
   ------------------------------------------------------
   Federal Income Tax Consequences..........................................14
   -------------------------------
   Comparative Information on Shareholder Rights and Obligations............14
   -------------------------------------------------------------

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS APPROVE THE
---------------------------------------------------------------------------
  AGREEMENT AND PLAN OF REORGANIZATION......................................15
  ------------------------------------
   About the Proxy Solicitation and the Meeting.............................15
   --------------------------------------------
   Proxies, Quorum and Voting at the Special Meeting........................15
   -------------------------------------------------

BENEFICIAL SHARE OWNERSHIP OF THE FUNDS AND CERTAIN INTERESTS...............16
-------------------------------------------------------------
   Small Cap Fund...........................................................16
   --------------
   Kaufmann Fund............................................................16
   -------------
   Interests of Certain Persons.............................................17
   ----------------------------

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY................17
------------------------------------------------------------

AGREEMENT AND PLAN OF REORGANIZATION.......................................A-1
------------------------------------




                                       31

                                    SUMMARY

      The Board of Trustees has sent you this Combined Proxy Statement and Prospectus to ask for your vote on a proposal to reorganize the Small Cap Fund into the Kaufmann Fund. The primary purposes of the reorganization is to provide improved investment performance.
      This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Combined Proxy Statement and Prospectus, the Statement of Additional Information relating to this Combined Proxy Statement and Prospectus, dated December 31, 2001, the Prospectus of the Small Cap Fund, dated December 31, 2001, the Statement of Additional Information of the Small Cap Fund, dated December 31, 2001, the Prospectus of the Kaufmann Fund dated December 31, 2001, the Statement of Additional Information of the Kaufmann Fund dated December 31, 2001 and the Agreement and Plan of Reorganization (the "Plan"), a copy of which is attached to this Combined Proxy Statement and Prospectus as Exhibit A. The Prospectus of the Kaufmann Fund, dated December 31, 2001, accompanies this Combined Proxy Statement and Prospectus.


                    REASONS FOR THE PROPOSED REORGANIZATION

      You are asked to approve the reorganization of the Small Cap Fund into the Kaufmann Fund because the Board of Trustees of the Small Cap Fund believes this is the best course of action to attempt to improve investment performance for Small Cap Fund shareholders. The Small Cap Fund Board is also concerned about the longer-term viability of the Small Cap Fund because it does not believe the Fund can attract substantial new assets with its current investment performance record.

      The Small Cap Fund has been operating since November 1995. It had excellent investment performance in its early years, and it outperformed or matched the average fund in its peer group until 2000. The Fund has a "blend" investment style that allows it to move between growth and value stocks. In the late 1990s, it invested primarily in growth-oriented securities, which allowed it to participate in the bull market for technology and other growth stocks, but also exposed it to the substantial declines suffered by those securities in 2000 and 2001. By the end of 2000, the Small Cap Fund fell to the bottom quartile of both its Morningstar category and Lipper peer group. The following shows the 1- year, 3- year, 5-year and since inception performance of the Small Cap Fund as of December 31, 2001, compared to its current benchmark indexes, the Standard & Poor's 600 Small Cap (S&P 600) and the Russell 2000, and relative to other small cap mutual funds according to Lipper and Morningstar:

-------------------------------------------------------------------------------
As of      Small     Small Cap  Small Cap  Standard   Russell LipperMorning-star
December   Cap Fund     Fund       Fund    and        2000
 31, 2001  Class A   Class B    Class C    Poor's      Index
            Shares     Shares     Shares   600 Small
                                           Cap Index
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total
Return
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 Year     (11.31)%   (11.93)%    (7.75)%    6.55%      2.49%            ____%
                                                              ----%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 Years                                                                  ____%
           (6.16)%   (6.32)%    (5.10)%    ____%      ____%   ____%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 Years     (0.83)%    (0.83)%    (0.45)%   10.66%      7.52%            ____%
                                                              ----%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Start of      7.07%      7.28%      7.24%   12.95%      9.83%            ____%
Fund                                                          ____%
11/1/1995
-------------------------------------------------------------------------------
      The Fund's Adviser has taken various actions to improve the investment performance of the Small Cap Fund. For example, the Adviser modified its investment process to reduce the portfolio manager's flexibility to make portfolio sector allocations relative to the Fund's benchmark. The changes were intended to allow the portfolio manager and the Adviser's Chief Investment Officer to identify more readily whether stock selections and sector allocations were helping the Fund outperform its benchmark and to quickly modify investment decisions that did not produce expected results. This change in investment process, initiated in mid-2000, kept the Small Cap Fund's performance closer to its benchmark. However, the Small Cap Fund currently remains in the bottom quartile of its Lipper peer group.

      In May, 2001, Federated assumed management of the Kaufmann Fund. The portfolio managers of the Kaufmann Fund, Lawrence Auriana and Hans Utsch, have managed the Kaufmann Fund for almost 17 years. The Kaufmann Fund is the successor to The Kaufmann Fund, Inc. pursuant to a reorganization that took place on April 20, 2001. Prior to the reorganization, Edgemont Asset Management Corp. ("Edgemont"), owned by Messrs. Auriana and Utsch, managed The Kaufmann Fund, Inc. Upon Federated's acquisition of Edgemont's assets, Lawrence Auriana and Hans Utsch, as well as Edgemont's analytical and trading staff dedicated to the management of The Kaufmann Fund, Inc. joined Federated. Although Federated has substantial equity management capabilities, the addition of the Edgemont portfolio managers and staff represented a significant increase in experience and expertise for small and mid-cap growth equity management. Because of the expertise and long experience of Messrs. Auriana and Utsch, the portfolio manager of the Small Cap Fund now reports directly to them.
Together, they have been working on further changes to the Small Cap Fund's investment process to improve stock selection.


      However, with the U.S. economy unambiguously in a recession and the volatility of the stock markets following the September 11, 2001 terrorist attacks, the Adviser became concerned about its ability to improve the Small Cap Fund's relative performance significantly in a short period of time. As a fairly small fund without net sales, there is little cash available for new investments and capitalizing on market opportunities.

      Similarly, Federated Securities Corp. (the "Distributor"), the Small Cap Fund's Distributor, is concerned about its ability to raise new assets for the Small Cap Fund. The Small Cap Fund's relative investment performance, among other factors, has contributed to declining sales for the Fund throughout 2001. For its fiscal year ended October 31, 2001, the Fund experienced $62.3 million in net redemptions. The Fund's Distributor believes, at this point, that significant sales of shares will occur only if there is both substantial and sustained improvement in the Small Cap Fund's performance and improvement in the economic environment and stock market conditions. In the Distributor's opinion, it may take three years of above-average performance to reestablish a marketable track record for the Small Cap Fund.

      After careful consideration of alternatives, the Board of the Trust concluded that a reorganization of the Small Cap Fund into the Kaufmann Fund would be the best way to attempt to return superior investment performance to the Small Cap Fund's shareholders. Although the investment strategies of the Kaufmann Fund are not as constrained as the Small Cap Fund's strategies, they are similar in portfolio market capitalization. Further, the differences in investment strategies between the two funds may be beneficial to the Small Cap Fund shareholders because they provide greater flexibility to respond to a continuing bear market environment. Finally, the Kaufmann Fund is a far larger fund with continuing, positive net sales.

      The investment objectives of both the Small Cap Fund and the Kaufmann Fund are capital appreciation. The Small Cap Fund is normally fully invested in stocks that fall within the market capitalization range of the S&P 600. It is not required to invest according to a particular style, but is free to purchase stocks with either growth or value characteristics. Morningstar classifies the Small Cap Fund as a small cap growth fund. The Kaufmann Fund is not constrained to invest in any particular capitalization range. The Kaufmann Fund's growth style, however, usually results in the Kaufmann Fund investing in smaller companies which are often able to achieve higher rates of growth in revenue and earnings than larger companies. Because of the size and longevity of the Kaufmann Fund, it also invests in "mid-cap" as well as small-cap companies. Morningstar now classifies the Kaufmann Fund as a mid-cap growth fund whereas it used to classify the fund as a small cap growth fund. The Kaufmann Fund recently changed its benchmark index from the Russell 2000 Index to the Russell Midcap Growth Index. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately ten percent of the total market capitalization of the Russell 3000 Index. The Russell Midcap Growth Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

      As of December 31, 2001, the weighted median market capitalization of the Small Cap Fund's portfolio was $1.3 billion, as compared to $2.9 billion for the Kaufmann Fund.

      Although the Kaufmann Fund invests in mid-cap stocks, it also has consistently invested a small portion of its assets in private offerings of securities by companies that do not yet have publicly-traded stock. The Small Cap Fund has only invested in publicly traded stocks. Further, the Kaufman Fund will often purchase larger amounts of the outstanding stock of the small companies it selects for investment than the Small Cap Fund.

      The investment process for the Kaufmann Fund is "bottom up," meaning that the portfolio managers search for individual companies that have their desired fundamental characteristics. The investment process does not start with any sector allocation targets or limitations. On the other hand, the investment process for the Small Cap Fund is more "top-down" in that the process seeks first to identify growth sectors, then to search for companies. The Small Cap Fund normally first runs financial information of publicly-traded companies through "screens" to identify a smaller universe of companies with certain financial characteristics before beginning fundamental research. The Small Cap Fund's process does have sector constraints based on its benchmark index.

      The Small Cap Fund is normally fully invested in equity securities. The Kaufmann Fund may, from time-to-time, hold a substantial portion of its portfolio in cash or fixed-income securities during periods when the fund's portfolio managers consider the broad market to be over-valued or they have not found sufficient attractive investment opportunities for the fund's assets.

      The Kaufmann Fund had approximately $3.6 billion in net assets as of December 31, 2001, as compared to the Small Cap Fund's approximately $242 million in net assets. For its fiscal year ended October 31, 2001, the Kaufmann Fund had $23 million in net redemptions as compared to the Small Cap Fund's $62.3 million in net redemptions.

      The Kaufmann Fund has a strong performance history (with an impressive long-term performance track record since March 1986) and has an Overall
Morningstar Rating(TM) of 4 stars for its performance as of       December 31,
2001, in the Domestic Equity category out of 4811 funds for Class K Shares.1 The following table shows the 1-, 3-, 5- and 10-year performance information for the Kaufmann Fund as of December 31, 2001 compared to the Lipper Multi-Cap Growth Index and Lipper Small Cap Growth Index.

--------------------------------------------------------------------------------
As of       Kaufmann     Kaufmann     Kaufmann   Russell   Lipper     Lipper
December   Fund Class   Fund Class   Fund Class  2000      Multi-Cap Small-Cap
31, 2001    A Shares     B Shares     C Shares    Index*   Growth     Growth
                                                           Funds       Funds
                                                            Index*    Index*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total
Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 Year    1.90%        1.99%        6.43%        2.49%     (21.07)% (12.75)%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 Years   12.51%       13.23%       14.01%       ___%      ___%     ____%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 Years   10.05%       10.46%       10.66%       7.52%     7.63%    7.70%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
10 Years  14.39%       14.33%       14.33%       11.51%    10.59%   11.21%
--------------------------------------------------------------------------------
--------------

*Broad-based market indices.


      The investment advisory fee and total expenses for the Kaufmann Fund are higher than the investment advisory fee and total expenses borne by the Small Cap Fund. The Kaufmann Fund's investment advisory fee is 1.425% of average daily net assets. The Small Cap Fund's investment advisory fee is .75% of average daily net assets. For the fiscal year ended October 31, 2001, the Kaufmann Fund's total expenses, before waivers and reimbursements by the Adviser and its affiliates, were 2.12% of average daily net assets of Class A Shares and 2.62% of average daily net assets for Class B and C Shares, respectively. For the fiscal year ended October 31, 2001, the Small Cap Fund's total expenses, before waivers and reimbursements by the Adviser and its affiliates, was 1.74% of average daily net assets of Class A Shares and 2.24% of average daily net assets for Class B and Class C Shares, respectively. After waivers and reimbursements, total expenses for the fiscal year ended October 31, 2001 for the Kaufmann Fund's Class A Shares were 1.95% of average daily net assets and 2.47% of average daily net assets for Class B and C Shares, respectively. After waivers and reimbursements, total expenses for the fiscal year ended October 31, 2001 for the Small Cap Fund's Class A Shares were 1.47% of average daily net assets and 2.22% of average daily net assets for Class B and Class C Shares, respectively. As a result of the continuing decline in the size of the Small Cap Fund, it is anticipated that its total expenses, both before and after waivers and reimbursements, will increase in the current fiscal year.

      The Board of Trustees of the Trust considered the historical and projected investment advisory fees and expenses of both Funds and noted the higher levels of expenses borne by shareholders of the Kaufmann Fund. The Trustees concluded, however, that the other benefits of the Reorganization outweighed these higher fees and expenses.


      The Board of Trustees concluded to recommend that the shareholders of the Small Cap Fund vote to approve the Reorganization. In accordance with Rule 17a-8 under the 1940 Act, the Board of Trustees, including a majority of the Trustees who are not interested persons, determined that the transaction is in the best interest of the Small Cap Fund shareholders and that the interests of existing Small Cap Fund shareholders would not be diluted as a result of the Reorganization.

      The Board of Trustees likewise approved the Reorganization on behalf of the Kaufmann Fund. In accordance with Rule 17a-8 under the 1940 Act, the Board of Trustees, including a majority of the Trustees who are not interested persons, determined that the transaction is in the best interest of the Kaufmann Fund shareholders and that the interests of existing Kaufmann Fund shareholders would not be diluted as a result of the Reorganization.

      The Board of Trustees considered a wide variety of factors in reaching the decision that the Reorganization was in the best interests of the shareholders, such as:
o     the similarities and differences of the Funds' investment objectives and market profiles;
o     the performance of the Funds;
o     expenses of the Funds, both current and forecasted;
o     the investment adviser is the same for both Funds; and
o     the tax consequences to the Funds and to the Small Cap Fund's shareholders.
      As a condition to the Reorganization, each Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended, so that no gain or loss will be recognized by either Fund or the Small Cap Fund's shareholders. The tax basis of the shares of the Kaufmann Fund received by the Small Cap Fund Shareholders will be the same as the tax basis of their shares in the Small Cap Fund.


                            COMPARISON OF THE FUNDS


                                                                  Comparison of
Investment Objectives And Policies

      The Funds are both managed by the Adviser, Federated Investment Management Company and subadvised by Federated Global Investment Management Corp (togother, with Adviser, the "Advisers"). While the particular investment strategies of the Funds have some differences, the Funds have the same investment objective of providing capital appreciation. Both Funds invest primarily in equity securities, including securities convertible into equity securities.

      The Advisers use a bottom up approach to portfolio management for the Kaufmann Fund, emphasizing individual stock selection rather than trying to time the highs and lows of the market or concentrating in certain industries or sectors. This hands-on approach means that in addition to sophisticated computer analysis, the Advisers and portfolio managers may conduct in-depth meetings with management, industry analysts and consultants. Through this interaction with companies, the Advisers' portfolio managers seek to develop a thorough knowledge of the dynamics of the businesses in which the Kaufmann Fund invests.

      The Kaufmann Fund assesses individual companies from the perspective of a long-term investor. It buys stocks of companies that it believes:
o     are profitable and leaders in the industry;
o     have distinct products and services which address substantial markets;
o     can grow annual earnings by at least 20% for the next three to five years; and
o     have superior proven management and solid balance sheets.
Typically, the Kaufmann Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, or the intermediate and long-term prospects become poor.

      The Kaufmann Fund may loan up to 30% of its total assets in the form of its portfolio securities to unaffiliated broker-dealers, banks or other recognized institutional borrowers to generate additional income. The Fund receives cash, U.S. Treasury obligations and/or other liquid securities as collateral. The Kaufmann Fund may invest up to 15% of its net assets in illiquid securities. The Kaufmann Fund also may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Kaufmann Fund to give up greater investment returns to maintain the safety of principal.

      Neither the Kaufmann Fund nor the Small Cap Fund is restricted as to particular business sectors or substantially limited in the types of investment securities in which it may invest. Both Funds invest in small capitalization stocks, although the Kaufmann Fund is more heavily weighted in mid cap stocks. The market prices of smaller capitalization stocks are more volatile than larger cap stocks, have lower valuations, and tend to experience larger declines upon negative earnings forecasts, general economic or market downturns or other negative fundamental developments. The bear market of 2000 and 2001 has had a negative impact on the Small Cap Fund's portfolio, causing it to generate lower returns relative to many of its peers and the Wilshire Small Cap Index and S&P 600 Index. In contrast, the Kaufmann Fund has successfully employed various defensive techniques during the bear market of 2000 and 2001, including investing its assets in cash, shorter-term debt securities and other similar obligations and making short sales. In addition, the Kaufmann Fund, unlike the Small Cap Fund, invests in securities of companies that are not publicly traded. While subject to other risks, these private equity investments are not subject to risks associated with declining stock market prices.

      The Small Cap Fund pursues its investment objective by investing primarily in equity securities that fall within the market capitalization range of the S&P 600 Small Cap Index. The Small Cap Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in equity securities of companies that, at the time of purchase, fall within this market capitalization range. The Small Cap Fund's portfolio manager invests in companies that offer growth prospects or in companies whose stock is undervalued. Using its own quantitative process, the portfolio manager rates the future performance potential of companies. The portfolio manager evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. The portfolio manager then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, the portfolio manager selects the most promising companies for the Small Cap Fund's portfolio.

      Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, and in order to manage sector risk, the Adviser and portfolio manager limit the Small Cap Fund's exposure in each major sector to 50% to 200% of the sectors that comprise the S&P 600 Index. The Small Cap Fund also actively trades its portfolio securities in an attempt to achieve its investment objective. While the Small Cap Fund has a temporary defensive investment policy that permits the Fund to hold cash, this is only used to cover excess redemptions and temporary severe market conditions. Because, the Small Cap Fund is more heavily weighted in smaller cap stocks than the Kaufmann Fund, the volatility of the Small Cap Fund's investments is greater.

      The investment limitations of the Kaufmann Fund and the Small Cap Fund are identical except that the Kaufmann Fund may make short sales of securities listed on one or more national exchanges or on the Nasdaq Stock Market, while the Small Cap Fund may not. A short sale means selling a security the Fund does not own to take advantage of an anticipated decline in the stock's price. Once the Fund sells the security short, it has an obligation to replace the borrowed security. In no event will the Kaufmann Fund engage in short sales transaction if it would cause the market value of all of the Kaufmann Fund's securities sold short to exceed 25% of its net assets. The value of securities of any one issuer that may be part of a short sale for the Kaufmann Fund is limited to the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of the issuer.

 ............Comparison Of Risks

      The risks associated with the Kaufmann Fund and the Small Cap Fund are similar. Both Funds are subject to the risk of general stock market volatility. In addition, because both Funds invest in small capitalization stocks, each could prove more volatile than stock funds that invest in a broad spectrum of market capitalization, although this risk is greater for the Small Cap Fund with its heavy concentration in smaller cap stocks as compared to the Kaufmann Fund with its allocation of assets among small, mid and large capitalization stocks. Specifically, the Small Cap Fund has invested more heavily in the technology sector than the Kaufmann Fund, and this sector has experienced and may continue to experience significant volatility. Both Funds pursue the growth style of investing, identifying companies that are likely to experience rapid growth in revenue and earnings over a relatively short time period. Growth stocks are riskier investments than other stocks, since they often have higher price/earnings ratios and make little or no dividend payments to shareholders. The main growth factor is capital appreciation.

      The Small Cap Fund may also face greater risk in a volatile market because it is unable to take cash positions and is unable to make short sales of securities.

 ............Comparative Fee Tables
      The Funds, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities. Set forth in the tables below is information regarding the fees and expenses incurred by the Class A, B and C Shares of the Small Cap Fund and Class A, B and C Shares of the Kaufmann Fund as of October 31, 2001 and pro forma fees for the Kaufmann Fund after giving effect to the Reorganization.

 ............Fees And Expenses of the Funds' Class A shares




                                                        Small  Kaufmann  Pro Forma
Shareholder Fees                                        Cap      Fund     Combined
                                                         Fund

Fees Paid Directly From Your Investment
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases     5.50%     5.50%     5.50%
  (as a percentage of offering price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a           None      None      None
  percentage of original purchase price or
  redemption proceeds, as applicable)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested    None      None      None
  Dividends (and other Distributions) (as a
  percentage of offering price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed,  None      None      None
  if applicable)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Exchange Fee                                         None      None      None
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fee2                                      0.75%     1.425%    1.425%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution (12b-1) Fee                             0.25%3    0.250%4   0.250%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder Services Fee                             0.25%     0.250%    0.250%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses                                       0.49%     1.950%    1.950%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.74%     2.120%    2.120%
------------------------------------
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
1. Although not contractually obligated to do so,
the adviser and distributor will waive certain
amounts. These are shown below along with the net
expenses the Funds expect to pay for the fiscal
year ending October 31, 2002.

Total Waivers of Fund Expenses                       0.27%     0.170%    0.170%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Actual Annual Fund Operating Expenses (after   1.47%5    1.950%5   1.950%
waivers)
------------------------------------------------------------------------------------


2. The Adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fees to be paid by the Small Cap Fund and Kaufmann Fund (after the anticipated voluntary waiver) will be 0.73% and 1.275%, respectively, for the fiscal year ending October 31, 2002.

3. The Small Cap Fund's Class A Shares has no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending October 31, 2002.

4. A portion of the distribution (12b-1) fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee to be paid by the Kaufmann Fund's Class A Shares will be 0.230% for the fiscal year ending October 31, 2002.

5. Total Actual Annual Fund Operating Expenses for the Small Cap Fund's Class A Shares and Kaufmann Fund's Class A Shares were 1.47% and 1.950%, respectively, for the fiscal year ended October 31, 2001.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds' Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                 Small Cap  Kaufmann  Pro
                                    Fund      Fund     Forma
                                                      Combined
---------------------------------------------------------------
---------------------------------------------------------------
1 Year
---------------------------------------------------------------
---------------------------------------------------------------
Expenses assuming redemption           $717      $753     $753
Expenses assuming no redemption        $717      $753     $753
3 years
---------------------------------------------------------------
---------------------------------------------------------------
Expenses assuming redemption         $1,068    $1,177   $1,177
Expenses assuming no redemption      $1,068    $1,177   $1,177
5 Years
---------------------------------------------------------------
---------------------------------------------------------------
Expenses assuming redemption         $1,442        --       --
Expenses assuming no redemption      $1,442        --       --
10 Years
---------------------------------------------------------------
---------------------------------------------------------------
Expenses assuming redemption         $2,489        --       --
Expenses assuming no redemption      $2,489        --       --

--------------------------------------------------------------------------------


      Fees And Expenses of the Funds' Class B shares

                                                        Small   Kaufmann  Pro Forma
Shareholder Fees                                        Cap       Fund    Combined
                                                         Fund


Fees Paid Directly From Your Investment
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases     None      None       None
  (as a percentage of offering price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a           5.50%     5.50%      5.50%
  percentage of original purchase price or
  redemption proceeds, as applicable)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested    None      None       None
  Dividends (and other Distributions) (as a
  percentage of offering price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed,  None      None       None
  if applicable)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Exchange Fee                                         None      None       None
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fee2                                      0.75%     1.425%     1.425%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution (12b-1) Fee                             0.75%     0.750%     0.750%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder Services Fee                             0.25%     0.250%     0.250%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses                                       0.49%     1.950%     1.950%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 2.24%3    2.620%3    2.620%
------------------------------------
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
1. Although not contractually obligated to do so,
the adviser will waive certain amounts. These are
shown below along with the net expenses the Funds
expect to pay for the fiscal year ending October
31, 2002.
                                                     0.02%     0.150%     0.150%
Total Waivers of Fund Expenses
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Actual Annual Fund Operating Expenses (after   2.22%4    2.470%4    2.470%
waivers)
------------------------------------------------------------------------------------


2. The Adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fees to be paid by the Small Cap Fund Kaufmann Fund (after the anticipated voluntary waiver) will be 0.73% and 1.275%, respectively, for the fiscal year ending October 31, 2002.

3. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower expenses than Class B Shares.

4. Total Actual Annual Fund Operating Expenses for the Small Cap Fund's Class B Shares and Kaufmann Fund's Class B Shares were 2.22% and 2.470%, respectively, for the fiscal year ended October 31, 2001.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds' Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                 Small Cap  Kaufmann  Pro
                                    Fund      Fund     Forma
                                                      Combined
---------------------------------------------------------------
---------------------------------------------------------------
1 Year
---------------------------------------------------------------
---------------------------------------------------------------
Expenses assuming redemption           $777      $815     $815
Expenses assuming no redemption        $227      $265     $265
3 years
---------------------------------------------------------------
---------------------------------------------------------------
Expenses assuming redemption         $1,100    $1,214   $1,214
Expenses assuming no redemption        $700      $814     $814
5 Years
---------------------------------------------------------------
---------------------------------------------------------------
Expenses assuming redemption         $1,400        --       --
Expenses assuming no redemption      $1,200        --       --
10 Years
---------------------------------------------------------------
---------------------------------------------------------------
Expenses assuming redemption         $2,449        --       --
Expenses assuming no redemption      $2,449        --       --

--------------------------------------------------------------------------------
      Fees And Expenses of the Funds' Class C shares

                                                        Small    Kaufmann  Pro
Shareholder Fees                                        Cap        Fund     Forma
                                                         Fund              Combined
Fees Paid Directly From Your Investment
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases     None       None       None
  (as a percentage of offering price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a           1.00%      1.00%      1.00%
  percentage of original purchase price or
  redemption proceeds, as applicable)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested    None       None       None
  Dividends (and other Distributions) (as a
  percentage of offering price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed,  None       None       None
  if applicable)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Exchange Fee                                         None       None       None
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fee2                                      0.75%      1.425%     1.425%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution (12b-1) Fee                             0.75%      0.750%     0.750%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder Services Fee                             0.25%      0.250%     0.250%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses                                       0.49%      1.950%     1.950%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 2.24%      2.620%     2.620%
------------------------------------
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
1. Although not contractually obligated to do so,
the adviser will waive certain amounts. These are
shown below along with the net expenses the Funds
expect to pay for the fiscal year ending October
31, 2002.
                                                     0.02%      0.150%     0.150%
Total Waivers of Fund Expenses
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Actual Annual Fund Operating Expenses (after   2.22%3     2.470%3    2.470%
waivers)
------------------------------------------------------------------------------------


2. The Adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fees to be paid by the Small Cap Fund and Kaufmann Fund (after the anticipated voluntary waiver) will be 0.73% and 1.275%, respectively, for the fiscal year ending October 31, 2002.

3. Total Actual Annual Fund Operating Expenses for the Small Cap Fund's Class C Shares and Kaufmann Fund's Class C Shares were 2.22% and 2.470%, respectively, for the fiscal year ended October 31, 2001.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds' Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                 Small Cap  Kaufmann  Pro
                                    Fund      Fund     Forma
                                                      Combined
---------------------------------------------------------------
---------------------------------------------------------------
1 Year
---------------------------------------------------------------
---------------------------------------------------------------
Expenses assuming redemption           $327      $365     $365
Expenses assuming no redemption        $227      $265     $265
3 years
---------------------------------------------------------------
---------------------------------------------------------------
Expenses assuming redemption           $700      $814     $814
Expenses assuming no redemption        $700      $814     $814
5 Years
---------------------------------------------------------------
---------------------------------------------------------------
Expenses assuming redemption         $1,200        --       --
Expenses assuming no redemption      $1,200        --       --
10 Years
---------------------------------------------------------------
---------------------------------------------------------------
Expenses assuming redemption         $2,575        --       --
Expenses assuming no redemption      $2,575        --       --
      Comparison Of Potential Risks And Rewards: Performance Information
--------------------------------------------------------------------------------

      The bar chart and tables below compare the potential risks and rewards of investing in the Small Cap Fund and the Kaufmann Fund. The Kaufmann Fund bar chart provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the last year. The tables show how each Fund's average annual total returns for the one year, five years and ten years compare to the returns of a broad-based market index. The figures assume reinvestment of dividends and distributions.

      Keep in mind that past performance does not guarantee future results.

 ............Risk/Return Bar Chart

      Kaufmann Fund

The graphic presentation displayed here consists of a bar chart representing the annual total return of Class K Shares of the Kaufmann Fund as of the calendar year-end for ten years.

The `x' axis represents calculation periods for the for the last ten calendar years of the Fund. The light gray shaded chart features ten distinct vertical bars, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Class K Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 2001. The percentages noted are: 11.32%, 18.18%, 8.99%, 36.89%,
20.91%, 12.59%, 0.72%, 26.01%, 10.86% and 7.85%.

The total returns shown here are for Class K Shares which is another class of shares offered by the Fund. The total returns for Class K Shares are disclosed
here because Class A, B and C Shares have only been offered since       April
23, 2001. These total returns would be substantially similar to the annual returns for Class A, B and C Shares over the same period and would differ only to the extent that these classes do not have the same expenses.
The Fund's Class K Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value. Therefore, the total returns displayed for the Fund's Class K Shares do not reflect the payment of any sales charges or recurring shareholder account fees. The Fund's Class A, B and C Shares may have higher expenses and are sold with a sales charge. If these charges or fees had been included, the returns for Class A, B and C would have been lower.

Listed below are the highest and lowest quarterly returns for the Class K Shares of the Kaufmann Fund for the periods shown in the bar chart above.

--------------------------------------------------------------------------------
Fund Name                     Highest Quarterly      Lowest Quarterly Return
                              Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kaufmann Fund (Class K        20.67% (quarter ended  (18.69)% (quarter ended
Shares)                       March 31, 2000)        September 30, 1998)
--------------------------------------------------------------------------------

      Small Cap Fund

The graphic presentation displayed here consists of a bar chart representing the annual total return of Class B Shares of the Small Cap Fund as of the calendar year-end for six years.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 2001. The light gray shaded chart features six distinct vertical bars, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Class B Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 2001. The percentages noted are: 34.15%, 13.40%, 0.85%, 28.14%,
(28.36)% and (6.81)%.


Listed below are the highest and lowest quarterly returns for the Class B Shares of the Growth Fund for the periods shown in the bar chart above.

--------------------------------------------------------------------------------
Fund Name                     Highest Quarterly      Lowest Quarterly Return
                              Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Small Cap Fund (Class B       32.62% (quarter ended  (23.36)% (quarter ended
Shares)                       December 31, 1999)     September 30, 1998)
--------------------------------------------------------------------------------


      Average Annual Total Return Tables

      The following tables represent each Fund's Average Annual Total Returns for the period ended December 31, 2001. Each of the returns shown reflect applicable sales charges. Remember, you will not be charged any sales charges in connection with the reorganization of the Small Cap Fund into the Kaufmann Fund. If the returns shown below did not reflect applicable sales charges, the returns would have been higher.

      The tables also show each Fund's total returns averaged over a period of years relative to one or more broad-based market indexes and for certain averages of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

      Past performance is no guarantee of future results. The information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

---------------------------------------------------------------------
As of       Small Cap   Small Cap   Small Cap   Standard   Russell
December      Fund        Fund         Fund     and        2000
 31, 2001    Class A     Class B     Class C    Poor's      Index*
             Shares      Shares       Shares    600 Small
                                                Cap Index*
---------------------------------------------------------------------
---------------------------------------------------------------------
Total
Return
---------------------------------------------------------------------
---------------------------------------------------------------------
1 Year     (11.31)%    (11.93)%    (7.75)%      6.55%      2.49%
---------------------------------------------------------------------
---------------------------------------------------------------------
5 Years    (0.83)%     (0.83)%     (0.45)%      10.66%     7.52%
---------------------------------------------------------------------
---------------------------------------------------------------------
Start of   7.07%       7.28%       7.24%        12.95%     9.83%
Performance**
---------------------------------------------------------------------



--------------------------------------------------------------------------------
As of       Kaufmann     Kaufmann     Kaufmann   Russell   Lipper     Lipper
December   Fund Class   Fund Class   Fund Class  2000      Multi-Cap Small-Cap
31, 2001    A Shares     B Shares     C Shares    Index*   Growth     Growth
                                                            Index*    Index*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total
Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 Year    1.90%        1.99%        6.43%        2.49%     (21.07)% (12.75)%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 Years   10.05%       10.46%       10.66%       7.52%     7.63%    7.70%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
10 Years  14.39%       14.33%       14.33%       11.51%    10.59%   11.21%
--------------------------------------------------------------------------------
--------------

*Broad-based market indices.
**The start of performance date for Class A, Class B and Class C Shares was November 1, 1995.

      Purchases, Redemptions And Exchange Procedures; Dividends And
Distributions

      Procedures for the purchase, redemption and exchange of Class A, B and C Shares of the Kaufmann Fund are identical to procedures applicable to the purchase and redemption and exchange of Class A, B and C Shares of the Small Cap Fund. The dividend and distribution policies of the Funds are also identical. For a complete description, refer to the accompanying Prospectus of the Kaufmann Fund. Any questions may be directed to the Kaufmann Fund at 1-800-341-7400.

            Service Fees, Advisory Fees And Expense Ratios

      The service providers and applicable service fees, other than the investment advisory fees, for both Funds are identical. The maximum annual investment advisory fee for the Kaufmann Fund is 1.425% of average daily net assets. The maximum annual investment advisory fee for the Small Cap Fund is 0.75% of average daily net assets.

      For its fiscal year ended October 31, 2001, the Kaufmann Fund's ratio of expenses to average daily net assets, after waivers, was 1.950% for Class A Shares, 2.470% for Class B Shares and 2.470% for Class C Shares. Absent such waiver, the ratio of expenses to average daily net assets would have been 2.120% for Class A Shares, 2.620% for Class B Shares and 2.620% for Class C Shares.

      For its fiscal year ended October 31, 2001, the Small Cap Fund's ratio of expenses to average daily net assets, after waivers, was 1.47% for Class A Shares, 2.22% for Class B Shares and 2.22% for Class C Shares. Absent such waivers, the ratio of expenses to average daily net assets would have been 1.49% for Class A Shares, 2.24% for Class B Shares and 2.24% for Class C Shares.

      This undertaking to waive management fees and/or reimburse operating expenses may be terminated by the Adviser at any time in its discretion.

      Both the Small Cap Fund and the Kaufmann Fund have the ability to pay a Rule 12b-1 fee. The Rule 12b-1 fee as a percentage of average daily net assets is 0.25% for Class A shares, 0.75% for Class B shares, and 0.75% for Class C shares.


                      INFORMATION ABOUT THE REORGANIZATION


                                                                  Description
of the Plan of Reorganization

      The Plan provides that, on or about the Closing Date (presently expected to be on or about April 26, 2002), the Kaufmann Fund will acquire all of the assets of the Small Cap Fund in exchange for Class A, B and C Shares of the Kaufmann Fund to be distributed pro rata by the Small Cap Fund to holders of its Class A, B and C shares, respectively, in complete liquidation and termination of the Small Cap Fund. Shareholders of the Small Cap Fund will become shareholders of the Kaufmann Fund as of 5:00 p.m. (Eastern time) on the Closing Date and will begin accruing dividends on the next day. Shares of the Kaufmann Fund received by Small Cap Fund shareholders as part of the Reorganization will not be subject to a sales load.

      Consummation of the Reorganization is subject to the conditions set forth in the Plan, including receipt of an opinion in form and substance satisfactory to the Trust, as described under the caption "Federal Income Tax Consequences" below. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by shareholders of the Small Cap Fund prior to the Closing Date by the Trust if it believes that consummation of the Reorganization would not be in the best interests of the shareholders of either Fund.

      The Adviser will bear the expenses related to the Reorganization. Such expenses include, but are not limited to: legal fees; registration fees; transfer taxes (if any); the fees of banks and transfer agents; and the costs of preparing, printing, copying, and mailing proxy solicitation materials to the Small Cap Fund's shareholders and the costs of holding the Special Meeting of Shareholders.

      The foregoing brief summary of the Plan entered into between the Kaufmann Fund and the Small Cap Fund is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Exhibit A and incorporated herein by reference.

            Description of Kaufmann Fund Shares and Capitalization

      Class A, B and C Shares of the Kaufmann Fund to be issued to shareholders of the Small Cap Fund under the Plan will be fully paid and non-assessable when issued, transferable without restrictions and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Kaufmann Fund provided herewith for additional information about Class A, B and C Shares of the Kaufmann Fund.

      The following table shows the capitalization of the Kaufmann Fund and the Small Cap Fund as of December 31, 2001, and on a pro forma basis as of that date:

-----------------------------------------
           Small     Kaufmann   Pro
           Cap Fund     Fund    Forma
           Class A    Class A   Combined
            Shares     Shares   Class A
                                 Shares
-----------------------------------------
-----------------------------------------
Net Assets $99,012,27$134,220,36$233,232,644
-----------------------------------------
-----------------------------------------
Net Asset  $15.45    $4.39      $4.39
Value Per
Share
-----------------------------------------
-----------------------------------------
Shares     6,406,844 30,587,333 53,151,134
Outstanding
-----------------------------------------


-----------------------------------------
           Small     Kaufmann   Pro
           Cap Fund     Fund    Forma
           Class B    Class B   Combined
            Shares     Shares   Class B
                                 Shares
-----------------------------------------
-----------------------------------------
Net Assets $124,232,3$117,490,89$241,723,275
-----------------------------------------
-----------------------------------------
Net Asset  $14.79    $4.38      $4.38
Value Per
Share
-----------------------------------------
-----------------------------------------
Shares     8,398,007 26,836,577 55,213,003
Outstanding
-----------------------------------------


-----------------------------------------
           Small     Kaufmann   Pro
           Cap Fund     Fund    Forma
           Class C    Class C   Combined
            Shares     Shares   Class C
                                 Shares
-----------------------------------------
-----------------------------------------
Net Assets $19,020,32$27,639,886$46,660,214
-----------------------------------------
-----------------------------------------
Net Asset  $14.76    $4.38      $4.38
Value Per
Share
-----------------------------------------
-----------------------------------------
Shares     1,288,856 6,312,108  10,655,772
Outstanding
-----------------------------------------


            Federal Income Tax Consequences

      As a condition to the Reorganization, the Trust will receive an opinion of counsel to the Trust, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

o the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a)(1)(C) of the Code, and the Small Cap Fund and the Kaufmann Fund each will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

o no gain or loss will be recognized by the Kaufmann Fund upon its receipt of the Small Cap Fund's assets in exchange for Kaufmann Fund shares;

o no gain or loss will be recognized by the Small Cap Fund upon transfer of its assets to the Kaufmann Fund in exchange for Kaufmann Fund shares or upon the distribution of the Kaufmann Fund shares to the Small Cap Fund's shareholders in exchange for their Small Cap Fund shares;

o no gain or loss will be recognized by shareholders of the Small Cap Fund upon exchange of their Small Cap Fund shares for Kaufmann Fund shares;

o the tax basis of the assets of the Small Cap Fund acquired by the Kaufmann Fund will be the same as the tax basis of such assets to the Small Cap Fund immediately prior to the Reorganization;

o the aggregate tax basis of shares of the Kaufmann Fund received by each shareholder of the Small Cap Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Small Cap Fund held by such shareholder immediately prior to the Reorganization;

o the holding period of the Small Cap Fund's assets in the hands of the Kaufmann Fund will include the period during which those assets were held by the Small Cap Fund; and

o the holding period of Kaufmann Fund shares received by each shareholder of the Small Cap Fund pursuant to the Plan will include the period during which the Small Cap Fund shares exchanged therefore were held by such shareholder, provided the Small Cap Fund shares were held as capital assets on the date of the Reorganization.

      The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Kaufmann Fund, the Small Cap Fund or the Small Cap Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      Shareholders of the Small Cap Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.

            Comparative Information on Shareholder Rights and Obligations

      The Trust is organized as a Massachusetts business trust pursuant to a Declaration of Trust, dated April 17, 1984 (Amended and Restated August 15,
1995), under the laws of the Commonwealth of Massachusetts. The rights of shareholders of the Small Cap Fund and Kaufmann Fund are identical and are set forth in the Declaration of Trust. A special meeting of shareholders of either Fund for any permissible purpose is required to be called by the Board upon the written request of the holders of at least 10% of the outstanding shares of the relevant Fund. Shareholders of the Funds are entitled to at least 15 days notice of any meeting.


   THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS APPROVE THE
                      AGREEMENT AND PLAN OF REORGANIZATION


                                                                  About the
Proxy Solicitation and the Meeting

      Proxies are being solicited by the Board of Trustees of Federated Equity Funds (the "Board" or "Trustees"), on behalf of its portfolio, the Small Cap Fund. The proxies will be voted at the special meeting of shareholders of the Trust to be held on April 25, 2002, at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

      The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Adviser. In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of the Trust or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, telegraph, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. The Trust may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

      The purpose of the Special Meeting is set forth in the accompanying Notice. The Trustees know of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Combined Proxy Statement and Prospectus and the enclosed proxy card are expected to be mailed on or about March 8, 2002, to shareholders of record at the close of business on February 25, 2002 (the "Record Date").

      The Kaufmann Fund's annual report, which includes audited financial statements for its fiscal year ended October 31, 2001, was previously mailed to shareholders. The semi-annual reports for the Small Cap Fund and the Kaufmann Fund, which contain unaudited financial statements for the periods ended April 30, 2001 and June 30, 2001, respectively, were also previously mailed to shareholders. The Trust will promptly provide, without charge and upon request, to each person to whom this Combined Proxy Statement and Prospectus is delivered, a copy of the Kaufmann Fund's annual reports and/or the semi-annual reports for the Kaufmann Fund and the Small Cap Fund. Requests for annual reports or semi-annual reports for the Kaufmann Fund and the Small Cap Fund may be made by writing to the Trust's principal executive offices or by calling the Trust. The Trust's principal executive offices are located at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.
The Trust's toll-free telephone number is 1-800-341-7400.

            Proxies, Quorum and Voting at the Special Meeting

      Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the Trust is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote.

      Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Trust. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of the matter set forth in the attached Notice.

      In order to hold the Special Meeting, a "quorum" of shareholders must be present. Holders of one-fourth of the total number of outstanding shares of the Small Cap Fund, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposals.

      For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of each proposal.

      If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Combined Proxy Statement and Prospectus prior to any such adjournment if sufficient votes have been received for approval.

      Shareholder approval requires the affirmative vote of more than 50% of the shares of the Small Cap Fund.


         BENEFICIAL SHARE OWNERSHIP OF THE FUNDS AND CERTAIN INTERESTS


                                                                  Small Cap Fund

Officers and Trustees of the Trust directly or indirectly own ____% of the Small Cap Fund's outstanding Shares.

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of each class of the Small Cap Fund:

      Class A -

      Class B -

      Class C -

      Kaufmann Fund

Officers and Trustees of the Trust directly or indirectly own ____% of the Kaufmann Fund's outstanding shares.

At the close of business on the Record Date, the following person owned, to the knowledge of management, more than 5% of the outstanding shares of each class of the Kaufmann Fund:

      Class A -

      Class B -

      Class C -

      Class K -

      Interests of Certain Persons

      The Funds are managed by the Adviser. The Adviser is a subsidiary of Federated Investors, Inc. In addition, the Kaufmann Fund is managed by a Sub-Adviser that is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son; J. Christopher Donahue. John
F. Donahue and J. Christopher Donahue currently serve as trustees of the Trust.


          OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

      The Trust is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Combined Proxy Statement and Prospectus for the next meeting of shareholders should send their written proposals to Federated Equity Funds, Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, so that they are received within a reasonable time before any such meeting.

      No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Trust.

--------------------------------------------------------------------------------
 SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE
                                 UNITED STATES.
--------------------------------------------------------------------------------

                                                 By Order of the Board of
Trustees,


                                                --------------------------
                                                John W. McGonigle
                                                Secretary
February 25, 2002


                                                                       EXHIBIT A


                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


         AGREEMENT AND PLAN OF REORGANIZATION dated ________, 200_ (the "Agreement"), between Federated Equity Funds, a Massachusetts business trust ("Federated Equity Funds"), on behalf of its portfolio, Federated Kaufmann Fund (hereinafter called the "Acquiring Fund") with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000 and Federated Equity Funds, on behalf of its portfolio Federated Aggressive Growth Fund (the "Acquired Fund"), also with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.

         WHEREAS, the Board of Trustees of Federated Equity Funds (the "Trustees") has determined that it is in the best interests of the shareholders of the Acquired Fund and the Acquiring Fund, that the assets of the Acquired Fund be acquired by the Acquiring Fund pursuant to this Agreement; and

         WHEREAS, the parties desire to enter into this Agreement which would constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"):

         NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto agree as follows:

      1.    Plan of Exchange.
            ----------------

            (a)   Subject  to the terms and  conditions  set forth  herein,  the
Acquired Fund shall assign, transfer and convey its assets, including all securities and cash held by the Acquired Fund to the Acquiring Fund, and the Acquiring Fund shall acquire all of the assets of the Acquired Fund in exchange for full and fractional Class A, B and C Shares of the Acquiring Fund (the "Acquiring Fund Shares"), to be issued by Federated Equity Funds, having an aggregate net asset value equal to the value of the net assets of the Acquired Fund. The value of the assets of the Acquired Fund and the net asset value per share of the Acquiring Fund Shares shall be computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Exchange Date (such time and date being hereinafter called the "Valuation Time") in accordance with the procedures for determining the value of the Acquiring Fund's assets set forth in the Acquiring Fund's organizational documents and the then-current prospectus and statement of additional information for the Acquiring Fund that forms a part of the Acquiring Fund's Registration Statement on Form N-1A (the "Registration Statement"). In lieu of delivering certificates for the Acquiring Fund Shares, Federated Equity Funds shall credit the Acquiring Fund Shares to the Acquired Fund's account on the share record books of Federated Equity Funds and shall deliver a confirmation thereof to the Acquired Fund. The Acquired Fund shall then deliver written instructions to Federated Equity Funds' transfer agent to establish accounts for the shareholders on the share record books relating to the Acquiring Fund.

            (b) Delivery of the assets of the Acquired Fund to be transferred shall be made on the Exchange Date (as defined herein). Assets transferred shall be delivered to the account of the Acquiring Fund at State Street Bank and Trust Company, Federated Equity Funds' custodian (the "Custodian"), with all securities not in bearer or book entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims). All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

            (c) The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Exchange Date with respect to assets transferred from the Acquired Fund to the Acquiring Fund hereunder and any distributions, rights or other assets received by the Acquired Fund after the Exchange Date as distributions on or with respect to the securities transferred from the Acquired Fund to the Acquiring Fund hereunder. All such assets shall be deemed included in assets transferred to the Acquiring Fund on the Exchange Date and shall not be separately valued.

            (d) The Acquired Fund shall discharge all of its liabilities and obligations on or before the Exchange Date.

            (e) The Exchange Date shall be __________, 2002, or such earlier or later date as may be mutually agreed upon by the parties.

            (f) As soon as practicable after the Exchange Date, the Acquired Fund shall distribute all of the Acquiring Fund Shares received by it among the shareholders of Class A, B and C Shares of the Acquired Fund, in proportion, and take whatever steps are necessary and appropriate to effect the termination of the Acquired Fund. After the Exchange Date, the Acquired Fund shall not conduct any business except in connection with its termination.

      2.    Representations  and  Warranties  of the  Acquired  Fund.  Federated
            ---------------------------------------------------------
Equity Funds, on behalf of the Acquired Fund, represents and warrants to and for the benefit of the Acquiring Fund as follows:

             (a) Except as shown on the audited financial statements of the Acquired Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Acquired Fund's business since then, the Acquired Fund has no liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Acquired Funds' knowledge, threatened against the Acquired Fund.

                       (b) On the Exchange Date, Federated Equity Funds will have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund's assets to be transferred by it hereunder.

      3.    Representations  and  Warranties  of the Acquiring  Fund.  Federated
            --------------------------------------------------------
Equity Funds, on behalf of the Acquiring Fund, represents and warrants to and for the benefit of the Acquired Fund, as follows:

             (a) Except as shown on the audited financial statements of the Acquiring Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Acquiring Fund's business since then, the Acquiring Fund has no liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Acquiring Funds' knowledge, threatened against the Acquiring Fund.

            (b) At the Exchange Date, the Acquiring Fund Shares to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable. No Acquiring Fund shareholder will have any preemptive right of subscription or purchase in respect thereof.

      4.    Acquiring   Fund's   Conditions   Precedent.   The   obligations  of
            -------------------------------------------
Federated Equity Funds hereunder with respect to the Acquiring Fund shall be subject to the following conditions:

            (a) The Acquiring Fund shall have been furnished a statement of the Acquired Fund's assets and liabilities, including a list of securities owned by the Acquired Fund with their respective tax costs and values determined as provided in Section 1 hereof, all as of the Valuation Time.

            (b) As of the Exchange Date, all representations and warranties made on behalf of the Acquired Fund made in this Agreement shall be true and correct as if made at and as of such date, the Acquired Fund shall have complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

            (c) A vote of the shareholders of the Acquired Fund approving this Agreement and the transactions and exchange contemplated hereby shall have been adopted by the vote required by applicable law and the Declaration of Trust and By-Laws of Federated Equity Funds.

            (d) At or before the Valuation Time, the Acquired Fund shall have declared and paid a dividend or dividends, with a record date and ex-dividend date at or before the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable periods or years ended on or before October 31, 2001 and for the period from said date to and including the Exchange Date, and all of its net capital gain realized (after reduction for any capital loss carry forward), if any, in taxable periods or years ended on or before October 31, 2001 and in the period from said date to and including the Exchange Date.

      5. Acquired Fund's Conditions Precedent. The obligations of Federated Equity Funds hereunder with respect to the Acquired Fund shall be subject to the condition that as of the Exchange Date all representations and warranties made in this Agreement on behalf of the Acquiring Fund shall be true and correct as if made at and as of such date, and the Acquiring Fund shall have complied with all of the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

      6.    Mutual Conditions  Precedent.  The obligations of both the Acquiring
            ----------------------------
Fund and the Acquired Fund hereunder shall be subject to the following conditions:

            (a) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency which seeks to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transaction contemplated herein.

            (b) Each party shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP to the effect that the reorganization contemplated by this Agreement with respect to the Acquired Fund qualifies as a "reorganization" under Section 368(a)(1)(C) of the Code.

      Provided, however, that at any time prior to the Exchange Date, any of the foregoing conditions in this Section 6 may be waived by the parties if, in the judgment of the parties, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund.

      7. Termination of Agreement. This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Trustees at any time prior to the Exchange Date (and notwithstanding any vote of the shareholders of the Acquired Fund) if circumstances should develop that, in the opinion of the Trustees, make proceeding with this Agreement inadvisable.

      If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 7, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Trustees, officers or shareholders of Federated Equity Funds, in respect of this Agreement.

      8. Waiver and Amendments. At any time prior to the Exchange Date, any of the conditions set forth in Section 4 or Section 5 may be waived by the Trustees, if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund, as the case may be. In addition, prior to the Exchange Date, any provision of this Agreement may be amended or modified by the Trustees, if such amendment or modification would not have a material adverse effect upon the benefits intended under this Agreement and would be consistent with the best interests of shareholders of the Acquired Fund and the Acquiring Fund.

      9.    No  Survival of  Representations.  None of the  representations  and
            --------------------------------
warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

      10. Governing Law. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Pennsylvania, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement, shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts without giving effect to principles of conflict of laws.

      12.   Counterparts.  This Agreement may be executed in counterparts,  each
            ------------
of which, when executed and delivered, shall be deemed to be an original.


      IN WITNESS WHEREOF, Federated Equity Funds has caused this Agreement and Plan of Reorganization to be executed as of the date above first written.





                                    FEDERATED EQUITY FUNDS
                                    on behalf of its portfolio,
                                    Federated Kaufmann Small Cap Fund




                                         John W. McGonigle, Secretary


                                    FEDERATED EQUITY FUNDS
                                    on behalf of its portfolio,
                                    Federated Kaufmann Fund




                                         J. Christopher Donahue, President






                      STATEMENT OF ADDITIONAL INFORMATION

                               February 25, 2002


                          Acquisition of the assets of

                       FEDERATED KAUFMANN SMALL CAP FUND
                     a portfolio of Federated Equity Funds

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-245-5000

                        By and in exchange for Shares of

                            FEDERATED KAUFMANN FUND
                     a portfolio of Federated Equity Funds

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-245-5000


      This Statement of Additional Information dated February 25, 2002, is not a prospectus. A Combined Proxy Statement and Prospectus dated February 25, 2002, related to the above-referenced matter may be obtained from Federated Equity Funds, on behalf of Federated Kaufmann Fund, Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Combined Proxy Statement and Prospectus.


                               TABLE OF CONTENTS


1. Statement of Additional Information of Federated Kaufmann Fund, a portfolio of Federated Equity Funds, dated December 31, 2001.

2. Statement of Additional Information of Federated Kaufmann Small Cap Fund, a portfolio of Federated Equity Funds, dated December 31, 2001.

3. Financial Statements of Federated Kaufmann Fund, a portfolio of Federated Equity Funds, dated October 31, 2001.

4. Financial Statements of Federated Kaufmann Small Cap Fund, a portfolio of Federated Equity Funds, dated October 31, 2001.


                     INFORMATION INCORPORATED BY REFERENCE


1. Statement of Additional Information of Federated Kaufmann Fund, a portfolio of Federated Equity Funds, dated December 31, 2001.

      The Statement of Additional Information of Federated Kaufmann Fund (the "Kaufmann Fund"), a portfolio of Federated Equity Funds (the "Trust"), is incorporated by reference to Post-Effective Amendment No. 55, which was filed with the Securities and Exchange Commission on or about December 27, 2001.

2. Statement of Additional Information of Federated Kaufmann Small Cap Fund, a portfolio of Federated Equity Funds, dated December 31, 2001.

      The Statement of Additional Information of Federated Kaufmann Small Cap Fund (the "Small Cap Fund"), a portfolio of Federated Equity Funds (the "Trust"), is incorporated by reference to Post-Effective Amendment No. 55, which was filed with the Securities and Exchange Commission on or about December 27, 2001.

3.    Financial Statements of Federated Kaufmann Fund, a portfolio of Federated
      Equity Funds, dated      October 31, 2001.

      The audited financial statements of the Kaufmann Fund dated October 31, 2001, are incorporated by reference to the Annual Reports to Shareholders of the Kaufmann Fund which were filed with the Securities and Exchange Commission pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, on or about December 27, 2001.

4. Financial Statements of Federated Kaufmann Small Cap Fund, a portfolio of Federated Equity Funds, dated October 31, 2001.

      The audited financial statements of the Small Cap Fund dated October 31, 2001 are incorporated by reference to the Annual Report to Shareholders of the Small Cap Fund that was filed with the Securities and Exchange Commission pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, on or about December 27, 2001.


                             FEDERATED EQUITY FUNDS

                       Federated Kaufmann Small Cap Fund




Investment Adviser
FEDERATED INVESTMENT MANAGEMENT COMPANY
Federated Investors Tower
1100 Liberty Avenue
Pittsburgh, PA  15222-3779

Distributor
FEDERATED SECURITIES CORP.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Administrator
FEDERATED SERVICES COMPANY
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779









PART C.                    OTHER INFORMATION.

Item 15.  Indemnification:

      Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

      Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      Insofar as indemnification for liabilities may be permitted pursuant to
Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits.

1 Conformed copy of Amended and Restated Declaration of Trust of the Registrant;(12)
1.1 Conformed copy of Amendment No. 8 of the Amended and Restated Declaration of Trust of the Registrant;(19)
1.2 Conformed copy of Amendment No. 9 of the Amended and Restated Declaration of Trust of the Registrant;(19)
1.3 Conformed copy of Amendment No. 10 of the Amended and Restated Declaration of Trust of the Registrant;(19)
1.4 Conformed copy of Amendment No. 11 of the Amended and Restated Declaration of Trust of the Registrant;(19)
1.5 Conformed copy of Amendment No. 12 of the Amended and Restated Declaration of Trust of the Registrant; (23)
1.6 Conformed copy of Amendment No. 13 of the Amended and Restated Declaration of Trust of the Registrant; (23)
2     Copy of Amended and Restated By-Laws of the Registrant;(12)
2.1   Copy of Amendment No. 5 to the By-Laws of the Registrant;(18)
2.2   Copy of Amendment No. 6 to the By-Laws of the Registrant;(18)
2.3   Copy of Amendment No. 7 to the By-Laws of the Registrant;(18)
3     Not Applicable
4 Agreement and Plan of Reorganization is included as Exhibit A to the Combined Proxy Statement and Prospectus of the Registration Statement*


5 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Small Cap Strategies Fund);(7)
5.1 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Growth Strategies Fund);(8)
5.2 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Capital Appreciation Fund);(9)
5.3 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Aggressive Growth Fund);(13)
6 Conformed copy of Investment Advisory Contract of the Registrant (Federated Growth Strategies Fund);(5)
6.1 Conformed copy of Investment Advisory Contract on behalf of the Registrant, which includes Exhibit A and B for Federated Small Cap Strategies Fund and Federated Capital Appreciation Fund, respectively;(10)
6.2 Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant (Federated Aggressive Growth Fund);(14)
6.3 Conformed copies of Exhibits D & E for Federated Large Cap Growth Fund and Federated Communications Technology Fund, respectively;(19)
6.4 Conformed copy of Exhibit F to the Investment Advisory Contract for Federated New Economy Fund;(20)
6.5 Conformed copy of Limited Power of Attorney of the Investment Advisory Contract of the Registrant;(21)
6.6   Conformed copy of Schedule 1 of the Investment Advisory Contract of the Registrant;(21)
6.7   Conformed copy of Amendment #1 to Schedule 1 of the Investment
      Advisory Contract of the Registrant;(21)
6.8   Conformed copy of Amendment #2 to Schedule 1 of the Investment
      Advisory Contract of the Registrant;(21)
6.9   Conformed copy of Amendment #3 to Schedule 1 of the Investment
      Advisory Contract of the Registrant;(21)
6.10  Conformed copy of Exhibit I to Registrant's Investment Advisory
      Contract;(22)
6.11 Conformed copy of Sub-Advisory Agreement between Federated Investment Management Company and Federated Global Investment Management Corp., with Exhibit A attached thereto, dated December 1, 2000;(23)
6.12 Conformed copy of Exhibit G to the Investment Advisory Contract of the Registrant (Federated Kaufmann Fund); (23)
6.13 Conformed copy of Exhibit H to the Investment Advisory Contract of the Registrant (Federated Large Cap Tech Fund); (23)
6.14 Conformed copy of Exhibit I to the Investment Advisory Contract of the Registrant (Federated Market Opportunities Fund); (23)
6.15 Conformed copy of Amendment to the Investment Advisory Contract of the Registrant; (23)
7     Conformed copy of Distributor's Contract of the Registrant;(10)
7.1 Conformed copies of Exhibits A and C to the Distributor's Contract for Federated Small Cap Strategies Fund, (Class A and C Shares);(10)
7.2 Conformed copies of Exhibits D and F to the Distributor's Contract for Federated Growth Strategies Fund, (Class A and C Shares);(10)
7.3 Conformed copies of Exhibits G and I to the Distributor's Contract for Federated Capital Appreciation Fund, (Class A and C Shares);(10)
7.4 Conformed copies of Exhibits J and L to the Distributor's Contract for Federated Aggressive Growth Fund, (Class A and C Shares);(14)
7.5   Conformed copy of Distributor's Contract (Class B Shares);(16)
7.6 Conformed copies of Exhibits M and N to the Distributor's Contract for Federated Large Cap Growth Fund, (Class A and C Shares);(19)
7.7 Conformed copies of Exhibits O and P to the Distributor's Contract for Federated Communications Technology Fund, (Class A and C Shares);(10)
7.8 Conformed copies of Exhibits Q and R to the Distributor's Contract for Federated New Economy Fund, (Class A and C Shares);(20)
7.9 Conformed copies of Exhibits S and T to the Distributor's Contract for Class A and C Shares of Federated Market Opportunity Fund;(22)
7.10 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File No. 33-38550 and 811-6269);
7.11  Conformed copy of Amendment to Distributor's Contract of the
      Registrant; (23)
8     Not Applicable;
9     Conformed copy of the Custodian Agreement of the Registrant;(6)
9.1   Conformed copy of the Custodian Fee Schedule; (15)
10    Conformed copy of Distribution Plan of the Registrant;(10)
10.1 Conformed copies of Exhibits A and C to the Distribution Plan for Federated Small Cap Strategies Fund, (Class A and C Shares);(10)
10.2 Conformed copy of Exhibit E to the Distribution Plan for Federated Growth Strategies Fund, (Class C Shares);(10)
10.3 Conformed copies of Exhibit F and H to the Distribution Plan for Federated Capital Appreciation Fund, (Class A and C Shares);(10)
10.4 Conformed copies of Exhibits I and K to the Distribution Plan for Federated Aggressive Growth fund (Class A and C Shares);(14)
10.5 The responses described in Item 23(e) (xii) are hereby incorporated by reference.
10.6  Conformed copy of Amendment to the Distribution Plan (Class B
      Shares);(16)
10.7  Conformed copies of Exhibits L, M, N & O to the Distribution Plan;(19)
10.8 Conformed copies of Exhibits P and Q to the Distribution Plan for Federated New Economy Fund, (Class A and C Shares);(20)
10.9 Conformed copy of Exhibit B to the Registrant's Distribution Plan for Class B Shares of Federated Small Cap Strategies Fund;(22)
10.1 Conformed copy of Exhibits D &E to Registrant's Distribution Plan for Class B and Class C Shares of Federated Growth Strategies Fund;(22)
10.11 Conformed copy of Exhibits F, G & H to Registrant's Distribution Plan for Class A, B and C Shares of Federated Capital Appreciation Fund;(22)
10.12 Conformed copy of Exhibits I, J & K to Registrant's Distribution Plan for Class A, B & C of Federated Aggressive Growth Fund;(22)
10.12 Conformed copy of Exhibits L & M to Registrant's Distribution Plan for Class A & C Shares of Federated Large Cap Growth Fund;(22)
10.13 Conformed copy of Exhibits N & O to Registrant's Distribution Plan for Class A & C Shares of Federated Communication Technology Fund;(22)
10.14 Conformed copy of Exhibits P & Q to Registrant's Distribution Plan for Class A & C Shares of Federated new Economy Fund;(22)
10.15 Conformed copy of Exhibits R & S to Registrant's Distribution Plan for Class A & C Shares of Federated Market Opportunity Fund;(22)
10.16 Conformed copy of Exhibit T to Registrant's Distribution Plan for
      Class K Shares of Federated Kaufmann Fund;(22)
10.17 Conformed copy of Exhibits U & V to Registrant's Distribution Plan for class A & C Shares of Federated Kaufmann Fund and Federated Large Cap Tech Fund;(22)
10.18 Copy of Schedule A to the Distribution Plan;(19)
10.19 The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment
      Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-);
10.20 Conformed copy of Amendment to the Distribution Plan (Class B Shares);
      (23)
11    Form of Opinion and Consent of Counsel regarding the legality of shares being issued;*
12 Opinion regarding tax consequences of Reorganization (Definitive copy to be filed by Amendment);
13    Conformed copy of Amended and Restated Shareholder Services
      Agreement;(15)
13.1 Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency
      Services and Custody Services Procurement;(17)
13.2 Conformed copy of Principal Shareholder Services Agreement (Class B Shares);(16)
13.3  Conformed copy of Shareholder Services Agreement (Class B Shares);(16)
13.4 The registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375);
13.5 Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375);
13.6 Conformed copy of Amendment to Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (23)
13.7 Conformed copy of Exhibit 1 to the Principal Shareholder Service's Agreement (Class B Shares); (23)
13.8 Conformed copy of Exhibit 1 to the Shareholder Services Agreement (Class B Shares); (23)
14    Conformed copy of the Opinion and Consent of Counsel regarding legality of shares being registered; (6)
14.1 Conformed copy of consent of Independent Auditors of Federated Equity Funds, Ernst & Young LLP;*
14.2 Conformed copy of consent of Independent Auditors of Federated Equity Funds, Deloitte & Touche LLP; *
15    Not Applicable;
16    Conformed copy of Power of Attorney;(19)
16.1 Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant;(19)
16.2  Conformed copy of Power of Attorney of Trustee of the Registrant;(19)
16.3  Conformed copy of Limited Power of Attorney;(19)
17    Form of Proxy.*
      ......
------------
*     Filed electronically
2 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed February 28, 1985 (File Nos.
      2-91090 and 811-4017)
3 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 25, 1994. (File Nos. 33-52149 and 811-7141)
5 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos. 33-52149 and 811-7141)
6 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)
7 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 31, 1996. (File Nos. 33-52149 and 811-7141)
8 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos. 33-52149 and 811-7141)
9 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 21, 1997. (File Nos. 33-52149 and 811-7141)
10 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed November 26, 1997. (File Nos. 33-52149 and 811-7141)
11 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 23, 1997. (File Nos. 33-52149 and 811-7141)
12 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed June 11, 1996. (File Nos. 2-91090 and 811-4017)
13 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 28, 1998. (File Nos. 33-52149 and 811-7141)
14 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)
15 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 1, 1999. (File Nos. 33-52149 and 811-7141)
16 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed March 31, 1999. (File Nos.
      33-52149 and 811-7141)
17 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed October 9, 1998. (File Nos.
      2-91090 and 811-4017)
18 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017)
19 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)
20 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed September 15, 2000. (File Nos. 2-91090 and 811-4017)
21 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos. 2-91090 and 811-4017)
22 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed March 20, 2001. (File Nos.
      2-91090 and 811-4017)
23 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 55 on Form N-1A filed December 27, 2001. (File Nos. 2-91090 and 811-4017)


Item 17.  Undertakings

      (1)...The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2)...The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3)...The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.


                                   SIGNATURES

    As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on January 25, 2002.


                             FEDERATED EQUITY FUNDS


                                                      By: /s/ G. Andrew
                                                      Bonnewell
                                                      Name: G. Andrew Bonnewell
                                                     Title: Assistant Secretary
                                                     Attorney-In-Fact for John
                                                     F. Donahue
                                                     January 25, 2002


               [Signatures next page]



    As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


          NAME                     TITLE                    DATE

      /s/ G. Andrew       Assistant Secretary and  January 25, 2002
--------------------
Bonnewell                 Attorney-In-Fact for
G. Andrew Bonnewell       the Persons Listed Below
                          Chairman and Trustee
------------------------
John F. Donahue*          (Chief Executive
                          Officer)

                          President and Trustee
------------------------
J. Christopher Donahue*

                          Treasurer
------------------------
Richard J. Thomas*        (Principal Financial
                          and Accounting Officer)
                          Chief Investment Officer
------------------------
J. Thomas Madden*

                          Trustee
------------------------
Thomas G. Bigley*

                          Trustee
------------------------
John T. Conroy, Jr.*

                          Trustee
------------------------
Nicholas P. Constantakis*

                          Trustee
------------------------
John F. Cunningham*

                          Trustee
------------------------
Lawrence D. Ellis, M.D.*

                          Trustee
------------------------
Peter E. Madden*

                          Trustee
------------------------
Charles F. Mansfield,
Jr.*

                          Trustee
------------------------
John E. Murray, Jr.,
J.D., S.J.D.*

                          Trustee
------------------------
Marjorie P. Smuts*

                          Trustee
------------------------
John S. Walsh*


* By Power of Attorney


--------
1Past performance is no guarantee of future results. Morningstar proprietary ratings reflect historical risk-adjusted performance as of December 31, 2001. The ratings are subject to change every month. The Overall Morningstar Rating TM is a weighted average of the fund's three-, five- and ten-year (if applicable) annual returns in excess of 90-day U.S. Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day U.S. T-bill returns. The fund received 5, 4 and 4 stars for the three-, five- and ten-year periods and was rated among 4811, 3160 and 895 domestic equity funds, respectively. The top 10% of funds in a broad asset class in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the last 10% receive 1 star. Ratings are for the K share class only; other classes may vary. The rating for Class K Shares is included to illustrate the Kaufmann Fund's long-term performance because ratings for Class A, B and C shares are not yet available. Class K Shares are not part of the proposed reorganization.

Source- Morningstar, Inc.(C)2001. Morningstar does not guarantee the accuracy of this information. Past performance cannot guarantee future results. Morningstar is not affiliated with Federated.